SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS

Note 10Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, except as disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

On April 17, 2024, the Company, DHAC and iDoc entered into a letter agreement with the Bridge Investor which amended the date with respect to the termination or closing of the business combination referenced in the Additional Bridge Notes from March 31, 2024 to June 30, 2024.

On April 17, 2024, the parties to the Third Amended and Restated Business Combination Agreement executed a Second Amendment to the Third Amended and Restated Business Combination Agreement to extend the termination date therein to June 30, 2024.

On April 17, 2024, the parties to the Extension Financing documents executed a letter agreement, which extended the maturity date of the Extension Note to June 30, 2024 On May 1, 2024, the term of DHAC was extended from May 8, 2024 to August 8, 2024.

On June 7, 2024, the DHAC board agreed to the Third Amended and Restated Business Combination agreement to close the business combination transaction on or before June 30, 2024.

Note 11 Subsequent Events

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2023, through the date when the consolidated financial statements were issued and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements.

On February 13, 2024, the Company amended the November 21, 2023, “SPA” with the accredited investor. Under the amended SPA, in connection with the Business Combination, VSee Health will assume the contingent liability. Under the amended SPA, the accredited investor will purchase from VSee Health 300,000 shares of the common stock at $2 per share in exchange for the contingent liability of $600,000.

Digital Health Acquisition Corp.
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, except as disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

On April 17, 2024, the Company, VSee and iDoc entered into a letter agreement with the Bridge Investor which amended the date with respect to the termination or closing of the business combination referenced in the Additional Bridge Notes from March 31, 2024 to June 30, 2024.

On April 17, 2024, the parties to the Third Amended and Restated Business Combination Agreement executed a Second Amendment to the Third Amended and Restated Business Combination Agreement to extend the termination date therein to June 30, 2024.

On April 17, 2024, the parties to the Extension Financing documents executed a letter agreement, which extended the maturity date of the Extension Note to June 30, 2024

On May 1, 2024, the term of DHAC was extended from May 8, 2024 to August 8, 2024.

On June 24, 2024, the parties consummated the Business Combination pursuant to the terms of the Business Combination Agreement (and upon all other conditions pursuant to the Business Combination Agreement being satisfied or waived) whereby (i) Merger Sub I merged with and into VSee Lab, with VSee Lab as the surviving company and, after giving effect to such merger, VSee Lab became a wholly-owned subsidiary of the Company, (ii) Merger Sub II merged with and into iDoc, with iDoc as the surviving company and, after giving effect to such merger, iDoc became a wholly-owned subsidiary of the Company, and (iii) DHAC changed its name to VSee Health, Inc.

On June 24, 2024, in connection with the Closing of the Business Combination, the Company consummated the exchange of a senior convertible promissory note with an aggregate principle value of $2,523,744.29 (the “Exchange Note”) and issued the Exchange Note to the Bridge Investor.

On June 24, 2024, in connection with the Closing of the Business Combination, the Company issued and sold to the Quantum Investor a 7% original issue discount convertible promissory note (the “Quantum Note”) in the aggregate principal amount of $3,000,000.

On July 3, 2024, the Company and the Quantum Investor entered into an amendment to the Quantum Note to change the maturity date from June 25, 2025 to June 30, 2026, and to provide that eighteen months of interest will be guaranteed regardless of early pay or redemption.

On July 2, 2024, pursuant to the Equity Purchase Agreement, the Company issued a senior unsecured note in a principal amount of $500,000 that is payable only in shares of the Company’s Common Stock at an initial price of $10 per share (the “Equity Purchase Commitment Note”) to the investor.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, except as disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 22, 2024, the Company amended an unsecured promissory note in the aggregate principal amount of $165,000 to M2B Funding Corp., an affiliate of the Sponsor. As a result of the amendment, the Company was to repay the remaining amount due by February 8, 2024. On January 31, 2024, the note was paid in full for a total of $190,750.

On January 22, 2024, the Company and the Bridge Investor entered into a side letter to the registration rights agreement with the Bridge Investor dated October 5, 2022 whereby the Company agreed to register the shares of common stock underlying the Bridge Notes and the Additional Bridge Notes.

On January 25, 2024, the Bridge Investor purchased the second Additional Bridge Note in the principal amount of $55,556 from DHAC as contemplated by the Bridge SPA.

On February 2, 2024, the Company extended the date by which the Company has to consummate a business combination from February 8, 2024 to May 8, 2024. The extension is the second of four additional three-month extensions permitted under the Company’s governing documents and provides the Company with additional time to complete the business combination.

On February 13, 2024, the parties entered into a First Amendment to the Third Amended and Restated Business Combination Agreement to provide that certain indebtedness of VSee and iDoc would be assumed by DHAC and converted into DHAC common stock following the closing instead of being converted into class B common stock of VSee and iDoc prior to the closing.

On February 13, 2024, the Company, VSee and/or iDoc, as applicable, amended and restated certain of the Conversion SPAs (the “Amended and Restated Conversion SPAs”) pursuant to which (1) a $600,000 balance of certain indebtedness of VSee will be assumed by the Company and converted into the Company’s common stock after the closing of the business combination; (2) a $600,000 balance certain indebtedness of iDoc will be assumed by the Company and will then be converted into the Company’s common stock subject to executing of certain registration rights agreement and filing of a registration statement thereunder after the closing of the business combination; and (3) certain indebtedness owned by iDoc will be assumed by the Company and will then be converted into the Company’s common stock subject to executing of certain registration rights agreement and filing of a registration statement thereunder after the closing of the business combination.

On April 17, 2024, the parties entered into a Second Amendment to the Third Amended and Restated Business Combination Agreement to extend certain termination date therein to June 30, 2024.

On April 17, 2024, DHAC, VSee, iDoc and the Bridge Investor entered a Letter Agreement, which amended certain business combination timeline in the Additional Bridge Notes.

On April 17, 2024, the parties to the Extension Purchase Agreement and Extension Note executed a letter agreement, which extended the maturity date of the Extension Note to June 30, 2024.